THE WACHOVIA FUNDS
Wachovia Equity Fund                  Wachovia Balanced Fund

Wachovia Quantitative Equity Fund     Wachovia Blue Chip Value Fund

Wachovia Growth & Income Fund         Wachovia New Horizons Fund

Wachovia Equity Index Fund            Wachovia International Equity Fund

Wachovia Special Values Fund          Wachovia Fixed Income Fund

Wachovia Emerging Markets Fund        Wachovia Intermediate Fixed Income Fund

Wachovia Personal Equity Fund         Wachovia Short-Term Fixed Income Fund

Wachovia Prime Cash Management Fund


THE WACHOVIA MUNICIPAL FUNDS
Wachovia Georgia Municipal Bond Fund

Wachovia North Carolina Municipal Bond Fund

Wachovia South Carolina Municipal Bond Fund

Wachovia Virginia Municipal Bond Fund


-------------------------------------------------------------------------------
Supplement to Prospectuses dated January 31, 2002.


I. On page 21 of the Class A, B, and C Shares Prospectus, please remove the chart under the Sub-Heading "EXAMPLE" and replace it with the following:

                       1    3    5     10
                       Year YearsYears Years
Equity Fund            $678 $896 $1,131$1,806
Quantitative Equity    $677 $893 $1,126$1,795
Fund
Growth & Income Fund   $678 $896 $1,131$1,806
Equity Index Fund      $639 $774  $922 $1,350
Special Values Fund    $690 $934 $1,197$1,946
Emerging Markets Fund  $726 $1,04$1,381$2,335
Personal Equity Fund   $677 $893 $1,126$1,795
Balanced Fund          $672 $878 $1,101$1,740
Blue Chip Value Fund   $680 $902 $1,141$1,827
New Horizons Fund      $680 $902 $1,141$1,827
International Equity   $755 $1,13$1,533$2,649
Fund
Fixed Income Fund      $544 $742  $957 $1,575
Intermediate Fixed     $546 $751  $972 $1,608
Income Fund
Short-Term Fixed       $338 $524  $725 $1,307
Income Fund
Georgia Municipal      $533 $709  $900 $1,452
Bond Fund
North Carolina         $533 $709  $900 $1,452
Municipal Bond Fund
South Carolina         $531 $703  $890 $1,429
Municipal Bond Fund
Virginia Municipal     $533 $709  $900 $1,452
Bond Fund


II. On page 21 of the Class Y Shares Prospectus, please remove the chart under the Sub-Heading "EXAMPLE" and replace it with the following:

                       1     3     5    10
                        Year Years YearsYears
Equity Fund              $84  $262 $455 $1,014
Quantitative Equity      $83  $259 $450 $1,002
Fund
Growth & Income Fund     $84  $262 $455 $1,014
Equity Index Fund        $42  $132 $230  $518
Special Values Fund      $97  $303 $525 $1,166
Emerging Markets Fund   $134  $418 $723 $1,590
Personal Equity Fund     $83  $259 $450 $1,002
Balanced Fund            $78  $243 $422  $942
Blue Chip Value Fund     $86  $268 $466 $1,037
New Horizons Fund        $86  $268 $466 $1,037
International Equity    $166  $514 $887 $1,933
Fund
Fixed Income Fund        $73  $227 $395  $883
Intermediate Fixed       $76  $237 $411  $918
Income Fund
Short-Term Fixed         $64  $202 $351  $786
Income Fund
Georgia Municipal        $61  $192 $335  $750
Bond Fund
North Carolina           $61  $192 $335  $750
Municipal Bond Fund
South Carolina           $59  $186 $324  $726
Municipal Bond Fund
Virginia Municipal       $61  $192 $335  $750
Bond Fund

III. On page 23 of the Class A, B, and C Shares Prospectus, please remove the chart under the Sub-Heading "EXAMPLE" and replace it with the following:

                       1   3     5    10
                       YearYears Years Years
Equity Fund
Expenses assuming      $685 $873 $1,18$1,940
redemption
Expenses assuming no   $185 $573 $985 $1,940
redemption
Quantitative Equity
Fund
Expenses assuming      $684 $869 $1,18$1,930
redemption
Expenses assuming no   $184 $569 $980 $1,930
redemption
Growth & Income Fund
Expenses assuming      $685 $873 $1,18$1,940
redemption
Expenses assuming no   $185 $573 $985 $1,940
redemption
Equity Index Fund
Expenses assuming      $644 $746 $971 $1,486
redemption
Expenses assuming no   $144 $446 $771 $1,486
redemption
Special Values Fund
Expenses assuming      $698 $912 $1,25$2,080
redemption
Expenses assuming no   $198 $612 $1,05$2,080
redemption
Emerging Markets Fund
Expenses assuming      $735$1,024$1,44$2,468
redemption
Expenses assuming no   $235 $724 $1,24$2,468
redemption
Personal Equity Fund
Expenses assuming      $684 $869 $1,18$1,930
redemption
Expenses assuming no   $184 $569 $980 $1,930
redemption
Balanced Fund
Expenses assuming      $679 $854 $1,15$1,875
redemption
Expenses assuming no   $179 $554 $954 $1,875
redemption
Blue Chip Value Fund
Expenses assuming      $687 $879 $1,19$1,962
redemption
Expenses assuming no   $187 $579 $996 $1,962
redemption
New Horizons Fund
Expenses assuming      $687 $879 $1,19$1,962
redemption
Expenses assuming no   $187 $579 $996 $1,962
redemption
International Equity
Fund
Expenses assuming      $766$1,117$1,59$2,782
redemption
Expenses assuming no   $266 $817 $1,39$2,782
redemption
Fixed Income Fund
Expenses assuming      $674 $839 $1,12$1,821
redemption
Expenses assuming no   $174 $539 $928 $1,821
redemption
Intermediate Fixed
Income Fund
Expenses assuming      $677 $848 $1,14$1,853
redemption
Expenses assuming no   $177 $548 $944 $1,853
redemption
Short-Term Fixed
Income Fund
Expenses assuming      $666 $814 $1,08$1,732
redemption
Expenses assuming no   $166 $514 $887 $1,732
redemption

IV. On page 25 of the Class A, B, and C Shares Prospectus, please remove the chart under the Sub-Heading "EXAMPLE" and replace it with the following:

                       1    3    5     10
                       Year YearsYears Years
Equity Fund
Expenses assuming      $383 $667 $1,075$2,216
redemption
Expenses assuming no   $283 $667 $1,075$2,216
redemption
Quantitative Equity
Fund
Expenses assuming      $382 $664 $1,070$2,205
redemption
Expenses assuming no   $282 $664 $1,070$2,205
redemption
Growth & Income Fund
Expenses assuming      $383 $667 $1,075$2,216
redemption
Expenses assuming no   $283 $667 $1,075$2,216
redemption
Equity Index Fund
Expenses assuming      $342 $542  $863 $1,774
redemption
Expenses assuming no   $242 $542  $863 $1,774
redemption
Special Values Fund
Expenses assuming      $396 $706 $1,142$2,352
redemption
Expenses assuming no   $296 $706 $1,142$2,352
redemption
Emerging Markets Fund
Expenses assuming      $433 $817 $1,328$2,729
redemption
Expenses assuming no   $333 $817 $1,328$2,729
redemption
Personal Equity Fund
Expenses assuming      $382 $664 $1,070$2,205
redemption
Expenses assuming no   $282 $664 $1,070$2,205
redemption
Balanced Fund
Expenses assuming      $377 $649 $1,045$2,152
redemption
Expenses assuming no   $277 $649 $1,045$2,152
redemption
Blue Chip Value
Expenses assuming      $385 $673 $1,086$2,237
redemption
Expenses assuming no   $285 $673 $1,086$2,237
redemption
New Horizons Fund
Expenses assuming      $385 $673 $1,086$2,237
redemption
Expenses assuming no   $285 $673 $1,086$2,237
redemption
International Equity
Fund
Expenses assuming      $463 $909 $1,481$3,034
redemption
Expenses assuming no   $363 $909 $1,481$3,034
redemption
Fixed Income Fund
Expenses assuming      $372 $633 $1,019$2,099
redemption
Expenses assuming no   $272 $633 $1,019$2,099
redemption
Intermediate Fixed
Income Fund
Expenses assuming      $375 $643 $1,034$2,131
redemption
Expenses assuming no   $275 $643 $1,034$2,131
redemption
Short-Term Fixed
Income Fund
Expenses assuming      $364 $609  $978 $2,013
redemption
Expenses assuming no   $264 $609  $978 $2,013
redemption


V. On page 28 of the Class A, B, and C Shares Prospectus and page 24 of the Y Shares Prospectus, please remove the risk section entitled, "Risk of Foreign Investing" and replace it with the following:

      "Risks of Foreign Investing

     The Funds may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments."


VI. On page 35 of the Class A, B, and C Shares Prospectus and page 29 of the Y Shares Prospectus, please remove the introductory paragraph of the Wachovia Fund and Evergreen Fund conversion chart and replace it with the following:

     "Wachovia Corporation completed a merger with First Union Corporation on September 1, 2001. As a result, the new organization has taken steps to consolidate the mutual fund investment advisory activities of both bank holding companies. Toward that end, on January 15, 2002, the Board of Trustees of the Funds determined that it is in the best interest of the Funds' shareholders to reorganize each of the Funds into portfolios of the Evergreen Funds as follows:"

VII. On page 11 of the Prime Cash Management Fund Prospectus, please remove the paragraph outlining the Wachovia Corporation merger and replace it with the following:

     "Wachovia Corporation completed a merger with First Union Corporation on September 1, 2001. As a result, the new organization has taken steps to consolidate the mutual fund investment advisory activities of both bank holding companies. Toward that end, on January 15, 2002, the Board of Trustees of the Funds determined that it is in the best interest of the Funds' shareholders to reorganize each of the Funds (except Wachovia Money Market Fund, Wachovia Tax-Free Money Market Fund and Wachovia U.S. Treasury Money Market Fund) into portfolios of the Evergreen Funds. It is proposed that the Prime Cash Management Fund be reorganized into Evergreen Prime Cash management Fund, a new portfolio of Evergreen Select Money Market Trust. The reorganization is subject to shareholder approval. The Trustees have called a shareholder meeting to be held May 13, 2002 to vote on the proposal."

                                                                   March 8, 2002

Cusip 929901601   Cusip 929901676   Cusip 929901502   Cusip 929901668
Cusip 929901734   Cusip 929901627   Cusip 929901742   Cusip 929901619
Cusip 929901759   Cusip 929902104   Cusip 929901692   Cusip 929902203
Cusip 929901718   Cusip 929902500   Cusip 929901726   Cusip 929902609
Cusip 929901866   Cusip 929902401   Cusip 929901874   Cusip 929901577
Cusip 929901841   Cusip 929902708   Cusip 929901635   Cusip 929902807
Cusip 929901858   Cusip 929901650   Cusip 929901767   Cusip 929901643
Cusip 929901775   Cusip 929901809   Cusip 929901783   Cusip 929901882
Cusip 929901791   Cusip 929901700   Cusip 929901817   Cusip 929901411
Cusip 929901320   Cusip 929901684   Cusip 929901304   Cusip 929901833
Cusip 929901205   Cusip 929901403   Cusip 929901825   Cusip 929901106
Cusip 929901445   Cusip 929901395   Cusip 929901361   Cusip 929901288
Cusip 929901379   Cusip 929901452   Cusip 929901338   Cusip 929901353
Cusip 929901429   Cusip 929901296   Cusip 929901387   Cusip 929901460
Cusip 929901346   Cusip 929901437   Cusip 929901312   Cusip 929901551
Cusip 929901544   Cusip 929901536   Cusip 929901528   Cusip 929901510
Cusip 929901494   Cusip 929901486   Cusip 929901478   Cusip 929901270
Cusip 929901254   Cusip 929901262   Cusip 929901247   Cusip 929901569
Cusip 929901833

27239 (3/02)






THE WACHOVIA FUNDS
Wachovia Equity Fund                Wachovia Balanced Fund

Wachovia Quantitative Equity Fund   Wachovia Blue Chip Value Fund

Wachovia Growth & Income Fund       Wachovia New Horizons Fund

Wachovia Equity Index Fund          Wachovia International Equity Fund

Wachovia Special Values Fund        Wachovia Fixed Income Fund

Wachovia Emerging Markets Fund      Wachovia Intermediate Fixed Income Fund

Wachovia Personal Equity Fund       Wachovia Short-Term Fixed Income Fund


THE WACHOVIA MUNICIPAL FUNDS
Wachovia Georgia Municipal Bond Fund

Wachovia North Carolina Municipal Bond Fund

Wachovia South Carolina Municipal Bond Fund

Wachovia Virginia Municipal Bond Fund


------------------------------------------------------------------------------
Supplement to the Statement of Additional Information dated January 31, 2002.


I. Under the heading entitled, "SECURITIES IN WHICH THE FUNDS INVEST" please remove the chart that begins on page 5 and replace it with the following:

Equity Funds and Income Funds

-------------------------------------------------------------------------------
Securities              Balanced Blue     New     Inter-natFixed   Inter-med Short-Term
                          Fund   Chip     HorizonsEquity   Income  Fixed     Fixed
                                 Value     Fund     Fund    Fund   Income    Income
                                   Fund                              Fund    Fund
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
American Depository        A        A        A       P        N       N       N
Receipts1
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Asset-Backed               A        N        N       A        A       A       A
Securities10
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Bank Instruments           A        A        A       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Commercial Paper7          A        A        A       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Common Stocks              P        P        P       P        N       N       N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Convertible Securities     A        A        A       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Corporate Debt             P        A        A       A        P       P       P
Obligations6
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Demand Master Notes        A        A        A       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
European Depository        A        A        A       A        N       N       N
Receipts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Foreign Currency           N        A        A       A        N       N       N
Transactions4
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Foreign Securities1        A        A        A       P        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Futures and Options        A        A        A       P        A       A       A
Transactions
-----------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Futures on Foreign         A        N        N       A        A       A       A
Government Debt
Obligations
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Global Depository          A        A        A       A        N       N       N
Receipts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
High-Yield Securities2     A        N        N       N        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Mortgage-Backed            A        A        A       A        A       A       A
Securities9
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Preferred Stocks           A        P        P       P        N       N       N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Repurchase Agreements      A        A        A       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Restricted and             A        A        A       A        A       A       A
Illiquid
Securities11
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Reverse Repurchase         A        A        A       A        A       A       A
Agreements
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Securities of Other        A        A        A       A        A       A       A
Investment
Companies
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Securities of Other        A        A        A       A        A       A       A
Investment Companies -
Closed-End
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Stock Index Futures        A        P        P       P        N       N       N
and
Options3
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Stripped                   A        N        N       N        A       A       A
Mortgage-Backed
Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Temporary                  A        A        A       A        A       A       A
Investments
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
U.S. Government            A        A        A       A        A       A       A
Obligations
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Variable Rate Demand       A        A        A       A        A       A       A
Notes
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Warrants                   A        P        P       A        A       A       A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
When-Issued                A        A        A       A        A       A       A
Transactions
-----------------------------------------------------------------------------------


1. Each of the Equity Fund, Quantitative Equity Fund, Special Values Fund, Balanced Fund and Personal Equity Fund may not invest more than 20% of its assets in ADRs and not more than 10% of its assets in other securities of foreign issuers (non-ADRs).

2. Securities are rated below Baa by Moody's or below BBB by S&P. Each Fund will not invest more than 35% of its total assets in such securities except for Balanced Fund, which will not invest more than 5% of its assets in such securities, and for each of Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Fixed Income Fund, which will not invest more than 10% of its assets in such securities.

3. Not more than 20% of each Funds assets will be invested. The Funds will not purchase options to the extent that more than 5% of the value of a Fund's total assets would be invested in premiums on open put option positions or margin deposits on open positions as applicable.

4. No more than 30% of the Fund's assets will be committed to forward contracts at any time. This restriction does not include forward contracts entered into to settle securities transactions.

5. The value of these contracts together with the value of the Fund's investment in stock index futures contracts, options and options on futures contracts will not exceed 20% of the Fund's total assets.

6. Rated Baa or better by Moody's or BBB or better by S&P or of comparable quality as determined by the investment adviser. Balanced Fund may invest up to 5% of its assets and each of Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Income Fund may invest up to 10% of its assets in obligations rated below Baa by Moody's or below BBB by S&P or of comparable quality as determined by the investment adviser.

7. Rated Prime-1 by Moody's or A-1 by S&P or of comparable quality as determined by the investment adviser.

8. State Municipal Securities are subject to one or more of the following quality standards: rated A or better by Moody's or S&P up to 5% of total assets rated Baa by Moody's or BBB by S&P insured by a municipal bond insurance company rated AAA by S&P or Aaa by Moody's; secured by an irrevocable escrow of direct obligations of the U.S. government; or of comparable quality as determined by the investment adviser.

9. Collateralized Mortgage Obligations must be rated Baa or better by Moody's or BBB or better by S&P or of comparable quality as determined by the investment adviser. Balanced Fund may invest up to 5% of its assets and each of Fixed Income Fund, Intermediate Fixed Income Fund and Short-Term Income Fund may invest up to 10% of its assets in CMOs rated below Baa by Moody's or below BBB by S&P.

10. Rated Baa or better by Moody's or BBB or better by S&P. Each Fund (except Balanced Fund) may also invest up to 5% of its assets in securities rated below Baa by Moody's or below BBB by S&P.

11. Each Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

II.   On page 17, please remove the risk section entitled, "Risk of Foreign
      ----------------------------------------------------------------------
      Investing" and replace it with the following:
      ---------------------------------------------
"Risks of Foreign Investing

     The Funds may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments."


III. On page 50, under the heading entitled "FINANCIAL INFORMATION" please remove the corresponding paragraph and replace it with the following:

     "The Financial Statements for the Funds for the fiscal year ended November 30, 2001 are incorporated herein by reference to the Annual Report to Shareholders of the Funds dated November 30, 2001."


                                                                   March 8, 2002

Cusip 929901601   Cusip 929901676   Cusip 929901502   Cusip 929901668
Cusip 929901734   Cusip 929901627   Cusip 929901742   Cusip 929901619
Cusip 929901759   Cusip 929902104   Cusip 929901692   Cusip 929902203
Cusip 929901718   Cusip 929902500   Cusip 929901726   Cusip 929902609
Cusip 929901866   Cusip 929902401   Cusip 929901874   Cusip 929901577
Cusip 929901841   Cusip 929902708   Cusip 929901635   Cusip 929902807
Cusip 929901858   Cusip 929901650   Cusip 929901767   Cusip 929901643
Cusip 929901775   Cusip 929901809   Cusip 929901783   Cusip 929901882
Cusip 929901791   Cusip 929901700   Cusip 929901817   Cusip 929901411
Cusip 929901320   Cusip 929901684   Cusip 929901304   Cusip 929901833
Cusip 929901205   Cusip 929901403   Cusip 929901825   Cusip 929901106
Cusip 929901445   Cusip 929901395   Cusip 929901361   Cusip 929901288
Cusip 929901379   Cusip 929901452   Cusip 929901338   Cusip 929901353
Cusip 929901429   Cusip 929901296   Cusip 929901387   Cusip 929901460
Cusip 929901346   Cusip 929901437   Cusip 929901312   Cusip 929901551
Cusip 929901544   Cusip 929901536   Cusip 929901528   Cusip 929901510
Cusip 929901494   Cusip 929901486   Cusip 929901478   Cusip 929901270
Cusip 929901254   Cusip 929901262   Cusip 929901247   Cusip 929901569

27199 (3/02)